Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current liabilities:
Current portion of deferred finance costs	$ 1,078	$ 362
Non-current liabilities:
Deferred finance costs	$ 2,308	$ 1,067
STOCKHOLDERS EQUITY
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	2,666,223	2,465,289
Common stock, shares outstanding (in shares)	2,666,223	2,465,289